Note 7 - Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Thousands of Yen
	2016	2017
Data communications equipment	¥14,355,365	¥15,013,565
Office and other equipment	2,065,039	2,875,548
Land	537,889	537,889
Buildings	1,663,326	1,663,326
Leasehold improvements	3,904,189	4,061,909
Capitalized software	28,815,164	33,335,560
Assets under capital leases, primarily data communications equipment	28,328,721	32,854,630
Total	79,669,693	90,342,427
Less accumulated depreciation and amortization	(45,345,543)	(50,566,983)

Property and equipment—net	¥34,324,150	¥39,775,444

Schedule of Capitalized Software, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2018	¥3,340,538
2019	2,935,104
2020	2,355,085
2021	1,747,958
2022	1,233,874